Per Share Amounts - Schedule Representing Per Share Amounts (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings (Loss) From:
Continuing Operations	$ (2,379)	$ 2,194	$ (2,916)
Discontinued Operations			247
Net Earnings (Loss)	$ (2,379)	$ 2,194	$ (2,669)
Basic – Weighted Average Number of Shares	1,228.9	1,228.8	1,228.8
Dilutive Effect of Cenovus Net Settlement Rights		0.6	0.4
Diluted – Weighted Average Number of Shares	1,228.9	1,229.4	1,229.2
Basic and Diluted Earnings (Loss) Per Share ($)
Continuing Operations	$ (1.94)	$ 1.78	$ (2.37)
Discontinued Operations			0.20
Net Earnings (Loss) Per Share	$ (1.94)	$ 1.78	$ (2.17)